Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Item 402(v) of Regulation S-K, which was mandated by Section 953(a) of the Dodd-Frank Act, we are providing the following information about the relationship between “compensation actually paid” to our principal executive officer “PEO” and “compensation actually paid” to our non-PEO named executive officers “NEOs”, and the financial performance of the Company during the years ended December 31, 2024, 2023, 2022, 2021, and 2020, respectively, in each case calculated in a manner consistent with SEC rules. This section should be read in conjunction with the Compensation Discussion and Analysis set forth in this Proxy Statement, which includes additional discussion of the objectives of our executive compensation for our named executive officers and how it aligned with the Company’s financial and operational performance.
Included in the table below is the annual compensation paid to our named executive officers and our financial performance for each of the five previous fiscal years.

Year	Summary compensation table total for PEO(1)	Compensation actually paid to PEO(1)	Average summary compensation table total for non-PEO NEOs(2)(3)	Average compensation actually paid to non-PEO NEOs(3)	Value of initial fixed $100 investment based on:		Net income in (000’s)
					Total shareholder return(4)	Peer group total shareholder return(5)
2024	—	—	$1,156,457	$1,156,457	$125.79	$186.97	$47,350
2023	—	—	$1,117,449	$1,117,449	$116.99	$125.46	$262,405
2022	—	—	$1,072,780	$1,072,780	$90.35	$107.05	$51,438
2021	—	—	$1,043,399	$1,043,399	$145.03	$122.65	$126,809
2020	—	—	$1,026,683	$1,026,683	$84.50	$97.82	$27,197

(1)    Mr. Elias J. Sabo, our Chief Executive Officer, who is seconded to us by our Manager, does not receive compensation for his services directly from us. Mr. Sabo also provides other services to our Manager and our Manager does not compensate Mr. Sabo specifically for his services to us. We pay our Manager a quarterly management fee and Mr. Sabo, as an equity member of our Manager, receives periodic cash distributions from our Manager after payment of operating costs, compensation and other expenses related to our Manager’s employees and its other members. The amount of such distributions, which relates to not only the management fee paid by us but also the Manager’s other income, is derived by the Manager and is not within our control. Accordingly, no compensation information for Mr. Sabo is reflected in the “Summary compensation table total for PEO” or the “Compensation actually paid to PEO” columns.
(2)    Our Chief Financial Officers were the Company’s only non-PEO named executive officers compensated by the Company for the periods reported in this table. Accordingly, the amounts reported in these columns reflect the average summary compensation table totals and the average compensation actually paid to Mr. Stephen Keller and Mr. Ryan J. Faulkingham for the 2024 fiscal year, and to Mr. Ryan J. Faulkingham for years 2023, 2022, 2021, and 2020, respectively. The average summary compensation and average compensation actually paid to non-PEO NEOs for the 2024 fiscal year includes, for Mr. Faulkingham, our former CFO, $1.075 million of severance and $300,000 for the provision of transition services to the Company following the termination of his employment.
(3)    Our Chief Financial Officers did not and do not participate in any Company sponsored defined benefit or actuarial pension plans, or any Company sponsored stock award, stock option, non-equity incentive or nonqualified deferred stock compensation plans. Therefore, the compensation actually paid to our Chief Financial Officer(s) was equal to the summary compensation table totals for each of 2024, 2023, 2022, 2021, and 2020, respectively.
(4)    Our total shareholder return assumes the investment of $100 in our common stock on the last trading day before the earliest fiscal year in the above table through and including the end of the fiscal year for which total shareholder return is depicted.
(5)    Represents total shareholder return for NYSE Financial Sector Index.

Company Selected Measure Name	no performance measures that could be included in a tabular list or from which a “company selected measure”
Named Executive Officers, Footnote
(1)    Mr. Elias J. Sabo, our Chief Executive Officer, who is seconded to us by our Manager, does not receive compensation for his services directly from us. Mr. Sabo also provides other services to our Manager and our Manager does not compensate Mr. Sabo specifically for his services to us. We pay our Manager a quarterly management fee and Mr. Sabo, as an equity member of our Manager, receives periodic cash distributions from our Manager after payment of operating costs, compensation and other expenses related to our Manager’s employees and its other members. The amount of such distributions, which relates to not only the management fee paid by us but also the Manager’s other income, is derived by the Manager and is not within our control. Accordingly, no compensation information for Mr. Sabo is reflected in the “Summary compensation table total for PEO” or the “Compensation actually paid to PEO” columns.
(2)    Our Chief Financial Officers were the Company’s only non-PEO named executive officers compensated by the Company for the periods reported in this table. Accordingly, the amounts reported in these columns reflect the average summary compensation table totals and the average compensation actually paid to Mr. Stephen Keller and Mr. Ryan J. Faulkingham for the 2024 fiscal year, and to Mr. Ryan J. Faulkingham for years 2023, 2022, 2021, and 2020, respectively. The average summary compensation and average compensation actually paid to non-PEO NEOs for the 2024 fiscal year includes, for Mr. Faulkingham, our former CFO, $1.075 million of severance and $300,000 for the provision of transition services to the Company following the termination of his employment.

Peer Group Issuers, Footnote	(5) Represents total shareholder return for NYSE Financial Sector Index.
PEO Total Compensation Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	0	0	0	0	0
Non-PEO NEO Average Total Compensation Amount	1,156,457	1,117,449	1,072,780	1,043,399	1,026,683
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,156,457	1,117,449	1,072,780	1,043,399	1,026,683
Adjustment to Non-PEO NEO Compensation Footnote
(3)    Our Chief Financial Officers did not and do not participate in any Company sponsored defined benefit or actuarial pension plans, or any Company sponsored stock award, stock option, non-equity incentive or nonqualified deferred stock compensation plans. Therefore, the compensation actually paid to our Chief Financial Officer(s) was equal to the summary compensation table totals for each of 2024, 2023, 2022, 2021, and 2020, respectively.

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid (CAP) to PEO and NEOs and Company Total Shareholder Return (TSR)
Although the Company did not rely on any performance measures to link the compensation of its current or former Chief Financial Officers, the Company’s only non-PEO named executive officers, to the performance of the Company, the above table illustrates the relationship between the average compensation actually paid during fiscal years 2020, 2021, 2022, 2023, and 2024, respectively, to our current and former Chief Financial Officers, versus the Company’s total shareholder return (TSR) during the same periods. For 2024, only, the compensation actually paid to our former Chief Financial Officer includes approximately $1.075 million of severance and approximately $300,000 for transition services performed by our former Chief Financial Officer to transition our current Chief Financial Officer into the role. As described in the Compensation Discussion and Analysis contained in this Proxy Statement, during fiscal years 2020, 2021, 2022, 2023, and 2024 the Company did not compensate our PEO.

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid (CAP) to PEO and NEOs and Net Income
Although the Company did not rely on any performance measures to link the compensation paid by the Company to our current or former Chief Financial Officers, the Company’s only non-PEO named executive officers, to the performance of the Company, the above table illustrates the relationship between the average compensation actually paid during fiscal years 2020, 2021, 2022, 2023, and 2024, respectively, to our Chief Financial Officers versus net income during the same periods. For fiscal year 2024 only, such average compensation includes $1.075 million of severance and $300,000 for the provision of transition services to the Company paid to our former Chief Financial Officer. As described in the “Compensation Discussion and Analysis” contained in this Proxy Statement, during fiscal years 2020, 2021, 2022, 2023, and 2024, the Company did not compensate our PEO.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid Versus Company Selected Measure
As noted above, for the fiscal year ended December 31, 2024, the Company did not compensate its PEO and the Company did not rely on any performance measures to link the compensation of its current and former Chief Financial Officers, the Company’s only other named executive officers, to the performance of the Company. Accordingly, a description regarding the relationship between the compensation actually paid versus the “company selected performance measure” is not provided. Information regarding the compensation of our named executive officers is set forth in the “Compensation Discussion and Analysis” contained in this Proxy Statement.

Total Shareholder Return Vs Peer Group
Comparison of Company Total Shareholder Return (TSR) to Peer Group Total Shareholder Return (TSR)
During fiscal year 2020, our Company total shareholder return (“TSR”) was below the TSR of our peer group. During 2021, our Company TSR exceeded the TSR of our peer group. Both our Company TSR and the peer group TSR for 2022 were negatively affected by the general market decline in stock prices during that year, with our Company TSR being below the TSR for our peer group. Our Company TSR was slightly below that of our peer group for fiscal year 2023. Our Company TSR was below that of our peer group for fiscal year 2024.

Tabular List, Table
Most Important Performance Measures
For the fiscal year ended December 31, 2024, the Company did not compensate its PEO and the Company did not rely on any performance measures to link the compensation of its current or former Chief Financial Officers, the Company’s only non-PEO named executive officers, to the performance of the Company, as described in the Compensation Discussion and Analysis contained in this Proxy Statement. Accordingly, there are no performance measures that could be included in a tabular list or from which a “company selected measure” would be determined for disclosure in the above table.

Total Shareholder Return Amount	$ 125.79	116.99	90.35	145.03	84.5
Peer Group Total Shareholder Return Amount	$ 186.97	$ 125.46	$ 107.05	$ 122.65	$ 97.82
PEO Name	Mr. Elias J. Sabo	Mr. Elias J. Sabo	Mr. Elias J. Sabo	Mr. Elias J. Sabo	Mr. Elias J. Sabo
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 47,350,000	$ 262,405,000	$ 51,438,000	$ 126,809,000	$ 27,197,000
Mr. Faulkingham [Member]
Pay vs Performance Disclosure
Severance Costs	1,075,000.000
Provision of transition services	$ 300,000